Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Feb. 01, 2020
Schedule of Provision for Income Taxes

The components of the income tax expense (benefit) are as follows (amounts in thousands):

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	October 31, 2020	November 2, 2019	October 31, 2020	November 2, 2019
Current tax expense:
Federal	$8,369	$—	$8,369	$—
State	2,168	575	3,656	2,135
Foreign	9	13	39	25

Total current tax expense	10,546	588	12,064	2,160

Deferred tax expense:
Federal	(10,024)	—	(10,024)	—
State	(1,715)	(59)	(1,715)	(223)
Foreign	—	(23)	—	(23)

Total deferred tax benefit	(11,739)	(82)	(11,739)	(246)

Total tax expense (benefit)	$(1,193)	$506	$325	$1,914

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the statutory U.S. federal income tax rate to our effective income tax rate is as follows:

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	October 31, 2020	November 2, 2019	October 31, 2020	November 2, 2019
Federal income tax at the statutory rate	21.0%	21.0%	21.0%	21.0%
State income tax, net of federal benefit	0.8	1.8	0.9	1.8
Effect of pre-IPO pass-through income allocated to our members	(23.1)	(21.0)	(21.6)	(21.0)
Effect of permanent items	(0.7)	—	(0.2)	0.0
Other, including foreign	0.0	—	0.0	0.0

Effective income tax rate	(2.0)%	1.8%	0.1%	1.8%

Schedule of Deferred Tax Assets and Liabilities

Components of deferred tax assets and liabilities consist of the following:

	October 31, 2020	February 1, 2020	November 2, 2019
Deferred tax assets:
Other	$127	$220	$764

Total deferred tax assets	127	220	764

Deferred tax liabilities:
Investment in NAHC	(132,828)	—	—

Total deferred tax liabilities	(132,828)	—	—

Net deferred tax asset (liability)	$(132,701)	$220	$764

New Academy Holding Company, LLC
Schedule of Provision for Income Taxes

The income tax provision consists of the following (amounts in thousands) as of:

	Fiscal Year Ended
	February 1, 2020	February 2, 2019	February 3, 2018
Current expense:
U.S. Federal	$—	$—	$—
U.S. State	2,501	2,412	2,580
Foreign	19	33	54

Total current expense	2,520	2,445	2,634

Deferred expense (benefit):
U.S. Federal	—	—	—
U.S. State	318	(514)	145
Foreign	(21)	20	2
Change in valuation allowance	—	—	—

Total deferred expense (benefit)	297	(494)	147

Income tax expense	$2,817	$1,951	$2,781

Schedule of Effective Income Tax Rate Reconciliation

The provision for income taxes differs from the amounts computed by applying the federal statutory rate (dollar amounts in thousands) as follows:

	Fiscal Year Ended
	February 1, 2020	February 2, 2019	February 3, 2018
Income before income taxes	$122,860	$23,393	$61,282
Tax at federal statutory rate (21% for 2019, 21% for 2018 and 33.8% for 2017)	25,801	4,913	20,731
Increase in tax expense resulting from:
State income tax	2,818	1,898	2,725
Foreign tax	(1)	53	56
Effect of rates due to pass through entities	(25,801)	(4,913)	(20,731)

Income tax expense	$2,817	$1,951	$2,781

Effective income tax rate	2.3%	8.3%	4.5%

Schedule of Deferred Tax Assets and Liabilities

The components that give rise to significant portions of the net deferred tax assets and liabilities are presented below (amounts in thousands) as of:

	February 1, 2020	February 2, 2019
Deferred tax assets:
Tax credits	$2,749	$2,741
Other	944	985

Total gross deferred tax assets	3,693	3,726

Deferred tax liabilities:
Intangibles and depreciation	2,760	2,767
Inventories and other	713	442

Total gross deferred tax liabilities	3,473	3,209

Net deferred tax asset	$220	$517